Principal Accounting Policies - Schedule of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease, Cost [Abstract]
Operating lease costs	¥ 5,263	¥ 6,777
Expenses for short-term lease within 12 months	341	638
Total lease cost	¥ 5,604	¥ 7,415